SUPPLEMENTARY CASH FLOW DETAILS - Non-Cash Working Capital Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Amounts receivable	$ (2,978)	$ (4,993)
Prepaid expenses and deposits	13,885	(4,574)
Resident security deposits	5,332	23,079
Amounts payable and accrued liabilities	11,948	48,169
Deduct non-cash working capital items from discontinued operations	0	(43,114)
Changes in non-cash working capital items	$ 28,187	$ 18,567